Shareholders' Equity (Schedule Of Options Outstanding) (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding | shares	4,735,732
Weighted average remaining contractual life	3 years 8 months 9 days
Weighted average price per share	$ 2.92
Options exercisable | shares	2,353,724
Weighted average exercise price per share of exercisable options	$ 3.04
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	1.56
Exercise price per share, upper limit	$ 2.29
Options Outstanding | shares	441,502
Weighted average remaining contractual life	5 years 7 days
Weighted average price per share	$ 1.78
Options exercisable | shares	97,166
Weighted average exercise price per share of exercisable options	$ 1.76
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	2.44
Exercise price per share, upper limit	$ 2.91
Options Outstanding | shares	1,346,121
Weighted average remaining contractual life	3 years 5 months 27 days
Weighted average price per share	$ 2.69
Options exercisable | shares	836,452
Weighted average exercise price per share of exercisable options	$ 2.68
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	3.00
Exercise price per share, upper limit	$ 3.14
Options Outstanding | shares	1,567,500
Weighted average remaining contractual life	4 years 6 months 7 days
Weighted average price per share	$ 3.03
Options exercisable | shares	356,261
Weighted average exercise price per share of exercisable options	$ 3.10
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	3.16
Exercise price per share, upper limit	$ 3.32
Options Outstanding | shares	694,107
Weighted average remaining contractual life	3 years 9 months 15 days
Weighted average price per share	$ 3.27
Options exercisable | shares	377,343
Weighted average exercise price per share of exercisable options	$ 3.24
Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	3.41
Exercise price per share, upper limit	$ 3.67
Options Outstanding | shares	620,669
Weighted average remaining contractual life	1 year 4 months 10 days
Weighted average price per share	$ 3.47
Options exercisable | shares	620,669
Weighted average exercise price per share of exercisable options	$ 3.47
Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price per share, lower limit	3.86
Exercise price per share, upper limit	$ 3.94
Options Outstanding | shares	65,833
Weighted average remaining contractual life	4 months 6 days
Weighted average price per share	$ 3.91
Options exercisable | shares	65,833
Weighted average exercise price per share of exercisable options	$ 3.91